Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated February 16, 2024 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus, and Statement of Additional Information (the “SAI”) for the iShares Asia/Pacific Dividend ETF (DVYA) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
This Supplement outlines changes for the Fund, which are expected to be implemented on or around March 18, 2024.
Changes to the Fund’s “Principal Investment Strategies”
The first four paragraphs of the section entitled “Principal Investment Strategies” of the Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the Dow Jones Asia/Pacific Select Dividend 50 Index (the “Underlying Index”), which is provided by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Underlying Index measures the performance of 50 high dividend-paying companies in Australia, Hong Kong, Japan, New Zealand, and Singapore, selected according to indicated annual dividend (“IAD”) yield, subject to screening and buffering criteria and weighting constraints. IAD yield is defined as a stock’s IAD (not including any special dividends) divided by its price.
The starting universe for the Underlying Index comprises the S&P BMI indexes for the jurisdictions listed above, excluding real estate investment trusts. To be eligible for the Underlying Index as a new constituent, an issuer must (i) have paid dividends in each of the previous three years; (ii) have a current year trailing 12‑month dividend‑per‑share ratio that is greater than or equal to its three-year average dividend‑per‑share ratio; and (iii) have a five-year average dividend coverage ratio that is greater than or equal to two‑thirds of the five-year average dividend coverage ratio of the corresponding S&P BMI country index, or greater than 118%, whichever is greater. In addition, the security must have (x) a non‑negative trailing 12‑month earnings per share; (y) a float-adjusted market capitalization of at least $600 million, or at least $400 million for current constituents; and (z) a three-month average daily trading value of at least $3 million, or at least $1.5 million for current constituents. Current constituents are included in the eligible universe regardless of their dividend growth rate, coverage ratio or current year earnings per share.
To select the 50 constituents, the Index Provider ranks the eligible securities by IAD yield and first includes all non‑constituent stocks that are ranked in the top 25 and then adds all current constituents in the top 80 in rank order until the count reaches 50. No more than 25 companies from any eligible country can be included.
The Underlying Index is reconstituted annually with constituent weights determined based on tilted IAD yield, which is calculated by multiplying the constituent’s IAD yield (capped at 20%) by the square root of its fair market capitalization. The capping methodology also limits the weight of individual securities to 10% and the aggregate weight of constituents within each Global Industry Classification Standard sector to 30%.
The Underlying Index is reviewed daily based on each constituent’s weight. Daily capping is performed if the aggregate weight of constituents with an individual weight greater than 4.8% exceeds 24% of the Underlying Index’s total weight. If that threshold is breached, the current constituent weights are recapped, with the weights of individual constituents capped at 10% and the aggregate weight of constituents with an individual weight greater than 4.5% capped at 22.5% of the Underlying Index’s total weight. IAD yields and tilted yield weights are not recalculated if the capping thresholds are breached throughout the year. A freeze period on the daily capping is implemented during the annual index reconstitution.
The Underlying Index includes large-, mid‑ and small-capitalization companies and may change over time. As of January 22, 2024, a significant portion of the Underlying Index is represented by securities of companies in the financials, industrials, and materials industries or sectors. The components of the Underlying Index are likely to change over time.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Asia/Pacific Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares, Inc.
Supplement dated February 16, 2024 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus, and Statement of Additional Information (the “SAI”) for the iShares Asia/Pacific Dividend ETF (DVYA) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for the Fund.
This Supplement outlines changes for the Fund, which are expected to be implemented on or around March 18, 2024.
Changes to the Fund’s “Principal Investment Strategies”
The first four paragraphs of the section entitled “Principal Investment Strategies” of the Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the Dow Jones Asia/Pacific Select Dividend 50 Index (the “Underlying Index”), which is provided by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Underlying Index measures the performance of 50 high dividend-paying companies in Australia, Hong Kong, Japan, New Zealand, and Singapore, selected according to indicated annual dividend (“IAD”) yield, subject to screening and buffering criteria and weighting constraints. IAD yield is defined as a stock’s IAD (not including any special dividends) divided by its price.
The starting universe for the Underlying Index comprises the S&P BMI indexes for the jurisdictions listed above, excluding real estate investment trusts. To be eligible for the Underlying Index as a new constituent, an issuer must (i) have paid dividends in each of the previous three years; (ii) have a current year trailing 12‑month dividend‑per‑share ratio that is greater than or equal to its three-year average dividend‑per‑share ratio; and (iii) have a five-year average dividend coverage ratio that is greater than or equal to two‑thirds of the five-year average dividend coverage ratio of the corresponding S&P BMI country index, or greater than 118%, whichever is greater. In addition, the security must have (x) a non‑negative trailing 12‑month earnings per share; (y) a float-adjusted market capitalization of at least $600 million, or at least $400 million for current constituents; and (z) a three-month average daily trading value of at least $3 million, or at least $1.5 million for current constituents. Current constituents are included in the eligible universe regardless of their dividend growth rate, coverage ratio or current year earnings per share.
To select the 50 constituents, the Index Provider ranks the eligible securities by IAD yield and first includes all non‑constituent stocks that are ranked in the top 25 and then adds all current constituents in the top 80 in rank order until the count reaches 50. No more than 25 companies from any eligible country can be included.
The Underlying Index is reconstituted annually with constituent weights determined based on tilted IAD yield, which is calculated by multiplying the constituent’s IAD yield (capped at 20%) by the square root of its fair market capitalization. The capping methodology also limits the weight of individual securities to 10% and the aggregate weight of constituents within each Global Industry Classification Standard sector to 30%.
The Underlying Index is reviewed daily based on each constituent’s weight. Daily capping is performed if the aggregate weight of constituents with an individual weight greater than 4.8% exceeds 24% of the Underlying Index’s total weight. If that threshold is breached, the current constituent weights are recapped, with the weights of individual constituents capped at 10% and the aggregate weight of constituents with an individual weight greater than 4.5% capped at 22.5% of the Underlying Index’s total weight. IAD yields and tilted yield weights are not recalculated if the capping thresholds are breached throughout the year. A freeze period on the daily capping is implemented during the annual index reconstitution.
The Underlying Index includes large-, mid‑ and small-capitalization companies and may change over time. As of January 22, 2024, a significant portion of the Underlying Index is represented by securities of companies in the financials, industrials, and materials industries or sectors. The components of the Underlying Index are likely to change over time.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.